CONSOLIDATED STATEMENTS OF PREFERRED STOCK AND SHAREHOLDERS' (DEFICIT) EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Share, Class A	Ordinary Shares Class B-1	Ordinary Shares Class B-2	Ordinary Share, Class E	Class D Preferred Shares	Ordinary Shares	Treasury Shares	Distributions in Excess of Capital	Accumulated Other Comprehensive Income (loss)	Retained Earnings
Balances at Dec. 31, 2011	$ (322,279)	$ 212	$ 125	$ 44	$ 95	$ 191,954			$ (388,225)	$ (6,324)	$ 71,794
Balances (in shares) at Dec. 31, 2011		16,200,000	9,316,224	3,283,776	7,200,000	12,000,000
Net income	45,817										45,817
Other comprehensive income (loss), net of taxes of $(280), $(308) and $880 for 2012, 2013 and 2014 respectively	2,234									2,234
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares (in shares)		(16,200,000)	(9,316,224)	(3,283,776)	(7,200,000)	(12,000,000)	48,000,000
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares	191,954	(212)	(125)	(44)	(95)	(191,954)	639		191,791
Share proceeds (in shares)							4,000,000
Share proceeds	64,000						52		63,948
Share issuance costs (net of income tax benefit of $1,703)	(11,302)								(11,302)
Repurchase of own shares (in shares)								(370,925)
Repurchase of own shares	(3,869)							(3,869)
Exercise of share options (in shares)							2,385,951	4,128
Exercise of share options (including excess tax benefit of $480, nil and nil for 2012, 2013 and 2014 respectively)	859						31	43	785
Cash dividends declared and paid on preferred shares	(2,555)										(2,555)
Share-based compensation, net of repurchases and liability awards	12,571								12,571
Balances at Dec. 31, 2012	(22,570)						722	(3,826)	(130,432)	(4,090)	115,056
Balances (in shares) at Dec. 31, 2012							54,385,951	(366,797)
Net income	63,714										63,714
Other comprehensive income (loss), net of taxes of $(280), $(308) and $880 for 2012, 2013 and 2014 respectively	(4,253)									(4,253)
Repurchase of own shares (in shares)	2,103,214							(2,103,214)
Repurchase of own shares	(43,411)							(43,411)
Exercise of share options (in shares)							377,200	857,490
Exercise of share options (including excess tax benefit of $480, nil and nil for 2012, 2013 and 2014 respectively)	8,894						5	14,058	(5,169)
Share-based compensation, net of repurchases and liability awards	6,792								6,792
Balances at Dec. 31, 2013	9,166						727	(33,179)	(128,809)	(8,343)	178,770
Balances (in shares) at Dec. 31, 2013							54,763,151	(1,612,521)
Net income	54,426										54,426
Other comprehensive income (loss), net of taxes of $(280), $(308) and $880 for 2012, 2013 and 2014 respectively	(4,472)									(4,471)
Change in redemption value of noncontrolling interest	(534)										(534)
Repurchase of own shares (in shares)	1,896,786							(1,896,786)
Repurchase of own shares	(35,334)							(35,334)
Exercise of share options (in shares)								387,661
Exercise of share options (including excess tax benefit of $480, nil and nil for 2012, 2013 and 2014 respectively)	2,831							7,655	(4,824)
Tax withholdings related to net share settlement of vested restricted stock units	(1,303)								(1,303)
Share-based compensation, net of repurchases and liability awards	12,376								12,376
Balances at Dec. 31, 2014	$ 37,157						$ 727	$ (60,858)	$ (122,560)	$ (12,814)	$ 232,662
Balances (in shares) at Dec. 31, 2014							54,763,151	(3,121,646)